Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents
Cash and cash equivalents
	2020	2019	2018
Treasury bills and other eligible bills	0	43	159
Deposits from banks/Loans and advances to banks	478	786	-2,617
Cash and balances with central banks	111,087	53,202	49,987
Cash and cash equivalents at end of year	111,566	54,031	47,529

Treasury bills and other eligible bills included in cash and cash equivalents
	2020	2019	2018
Treasury bills and other eligible bills included in trading assets	0	0	17
Treasury bills and other eligible bills included in securities at AC		43	142
	0	43	159

Deposits from banks/Loans and advances to banks
	2020	2019	2018
Included in cash and cash equivalents:
– Deposits from banks	-8,788	-8,519	-8,520
– Loans and advances to banks	9,266	9,304	5,903
	478	786	-2,617
Not included in cash and cash equivalents:
– Deposits from banks	-69,310	-26,307	-28,811
– Loans and advances to banks	16,098	25,832	24,519
	-53,212	-476	-4,292
Total as included in the statement of financial position:
– Deposits from banks	-78,098	-34,826	-37,330
– Loans and advances to banks	25,364	35,136	30,422
	-52,733	310	-6,909